Offerings	Oct. 06, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Fee Rate	0.0087%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Non-Voting Common Stock, $0.01 par value per share
Fee Rate	0.0087%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, $2.00 par value per share
Fee Rate	0.0087%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Depositary shares
Fee Rate	0.0087%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt securities
Fee Rate	0.0087%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Warrants
Fee Rate	0.0087%
Offering: 7
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.0087%
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 250,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 21,750.00